UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2013

Date of Report (Date of earliest event reported):  February 12, 2014

Petra PS SPV Corp.*
Name of Securitizer

Commission File Number of securitizer:  025-00997

Central Index Key Number of securitizer:   0001370743

Kenneth Kornblau, Phone: (212) 812-6170
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Petra Fund REIT Corp, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  Petra CRE CDO 2007-1, Ltd.

*  Petra PS SPV Corp. is a former subsidiary of the securitizer, Petra Fund REIT Corp, which was dissolved through a bankruptcy proceeding.  Petra PS SPV Corp makes this filing in a good-faith effort to provide the information required by Rule 15Ga-1 to investors, notwithstanding the dissolution of Petra Fund REIT Corp.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Petra PS SPV Corp.*

By:	/s/ Kenneth J. Kornblau
Name: Kenneth J. Kornblau
Title: Authorized Signatory

Date:  February 12, 2014

* See note on cover page of filing.